Discontinued Operations, Incurred and Paid Claim Development (Details) - Discontinued Operations [Member] - Insurance Segment [Member] $ in Thousands	Dec. 31, 2019 USD ($) Claim	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	$ 265,230	$ 240,858
Net IBNR reserve	10,521
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	242,751	220,473
Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	1,437	1,148
Net IBNR reserve	35
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	1,333	1,117
Accident Year 2010 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	56,035	56,030	$ 56,084	$ 56,254	$ 56,872	$ 57,105	$ 57,281	$ 56,990	$ 57,194	$ 54,887
Net IBNR reserve	$ 53
Reported claims | Claim	12,355
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 55,717	55,683	55,619	55,328	55,481	54,938	53,932	51,501	45,769	$ 25,764
Accident Year 2011 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	42,934	42,830	42,817	42,908	43,548	43,752	44,184	44,500	47,570
Net IBNR reserve	$ 62
Reported claims | Claim	9,351
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 42,772	42,545	42,443	42,116	42,166	41,338	39,391	34,495	$ 20,259
Accident Year 2012 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	24,784	24,718	24,743	25,066	25,308	25,572	25,378	26,106
Net IBNR reserve	$ 60
Reported claims | Claim	5,252
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 24,510	24,431	24,100	23,784	23,821	22,590	19,975	$ 12,411
Accident Year 2013 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	15,734	15,681	15,727	15,830	15,951	15,605	15,997
Net IBNR reserve	$ 36
Reported claims | Claim	3,455
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 15,556	15,417	15,223	14,674	13,985	12,103	$ 7,685
Accident Year 2014 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	12,123	11,929	11,931	11,973	12,282	12,270
Net IBNR reserve	$ 45
Reported claims | Claim	3,409
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 11,807	11,371	10,576	9,870	9,101	5,971
Accident Year 2014 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	2	2	2	2	2	2
Net IBNR reserve	$ 0
Reported claims | Claim	3
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 2	2	2	2	1	$ 0
Accident Year 2015 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	15,405	15,149	15,421	15,562	15,840
Net IBNR reserve	$ 159
Reported claims | Claim	4,758
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 14,391	13,283	10,862	8,917	8,002
Accident Year 2015 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	580	580	580	580	597
Net IBNR reserve	$ 0
Reported claims | Claim	41
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 580	580	580	580	$ 304
Accident Year 2016 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	34,060	32,469	32,128	30,996
Net IBNR reserve	$ 448
Reported claims | Claim	8,311
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 31,034	27,582	23,545	15,980
Accident Year 2016 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	524	524	523	524
Net IBNR reserve	$ 0
Reported claims | Claim	27
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 524	524	524	$ 524
Accident Year 2017 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	26,697	25,096	23,331
Net IBNR reserve	$ 1,402
Reported claims | Claim	7,030
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 22,733	18,922	14,477
Accident Year 2017 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	0	0	0
Net IBNR reserve	$ 0
Reported claims | Claim	0
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 0	0	$ 0
Accident Year 2018 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	20,744	16,956
Net IBNR reserve	$ 3,409
Reported claims | Claim	5,625
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 15,146	11,237
Accident Year 2018 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	45	42
Net IBNR reserve	$ 3
Reported claims | Claim	7
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 42	$ 11
Accident Year 2019 [Member] | Auto Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	16,714
Net IBNR reserve	$ 4,847
Reported claims | Claim	3,881
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 9,085
Accident Year 2019 [Member] | Homeowners Insurance [Member]
Cumulative Paid Claim and Allocated Claim Adjustment Expenses [Abstract]
Incurred claims and allocated claim adjustment expenses, net of reinsurance	286
Net IBNR reserve	$ 32
Reported claims | Claim	15
Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance	$ 185